                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSRS

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4718

                         Van Kampen Tax Free Money Fund
--------------------------------------------------------------------------------

               (Exact name of registrant as specified in charter)


              1221 Avenue of the Americas, New York, New York 10020
--------------------------------------------------------------------------------

               (Address of principal executive offices) (Zip code)


                                 Ronald Robison
              1221 Avenue of the Americas, New York, New York 10020
--------------------------------------------------------------------------------

                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: 6/30

Date of reporting period: 12/31/06

Item 1. Reports to Shareholders.

The Fund's semiannual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

       Welcome, Shareholder

       In this report, you'll learn about how your investment in Van Kampen Tax Free Money Fund performed during the semiannual period. The portfolio management team will provide an overview of the market conditions and discuss some of the factors that affected investment performance during the reporting period. In addition, this report includes the fund's financial statements and a list of fund investments as of December 31, 2006.

       THIS MATERIAL MUST BE PRECEDED OR ACCOMPANIED BY A PROSPECTUS FOR THE FUND BEING OFFERED. THE PROSPECTUS CONTAINS INFORMATION ABOUT THE FUND, INCLUDING THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

       MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT THE FUND WILL ACHIEVE ITS INVESTMENT OBJECTIVE. THE FUND IS SUBJECT TO MARKET RISK, WHICH IS THE POSSIBILITY THAT THE MARKET VALUES OF SECURITIES OWNED BY THE FUND WILL DECLINE AND THAT THE VALUE OF THE FUND SHARES MAY THEREFORE BE LESS THAN WHAT YOU PAID FOR THEM. ACCORDINGLY, YOU CAN LOSE MONEY INVESTING IN THIS FUND.

       AN INVESTMENT IN A MONEY MARKET FUND IS NEITHER INSURED NOR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION NOR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH MONEY MARKET FUNDS SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

         ---------------------------------------------------------------------------------------
            NOT FDIC INSURED             OFFER NO BANK GUARANTEE              MAY LOSE VALUE
         ---------------------------------------------------------------------------------------
                   NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY               NOT A DEPOSIT
         ---------------------------------------------------------------------------------------

Fund Report

FOR THE SIX-MONTH PERIOD ENDED DECEMBER 31, 2006

MARKET CONDITIONS

During the second half of 2006, as economic growth moderated and inflation concerns eased, the Federal Open Market Committee (the "Fed") finally paused in its record two-year cycle of monetary tightening, electing to keep the target federal funds rate unchanged at 5.25 percent, where it had stood since the end of June. Despite the pause in its tightening campaign, the Fed continued to stress that policy makers considered inflation to be "uncomfortably high" and further actions regarding interest rates would be data dependent. In response to the Fed's decision to maintain a stable monetary policy during the period, U.S. Treasury rates--which had been steadily climbing during the first six months of the year--reversed course and drifted lower throughout most of the remaining year. Most of these yield changes, however, occurred on the short end of the yield curve.

Yields on municipal money-market securities generally declined during the reporting period, and the spread between yields on one-week and one-year tax-exempt paper contracted from already compressed levels. During periods of technical supply and demand imbalances in the variable-rate demand note market, the slope of the short-term municipal curve became inverted, with shorter-maturity securities offering higher yields than those with longer maturities.

The Bond Buyer One Year Note Index, a benchmark indicator for the longest maturities in the tax-free money market sector, declined from its high for the period of 3.77 percent to 3.51 percent in mid-September, then held steady to finish the year at 3.52 percent. Although yields for daily and variable rate demand obligations (VRDO) also ended the year lower, yield swings were much more dramatic. Weekly VRDO yields peaked at 3.97 percent in July then fell to a low of 3.35 percent in September before rebounding to 3.91 at year end.

PERFORMANCE ANALYSIS

For the six-month period ended December 31, 2006, the fund provided a total return of 1.03 percent. For the seven-day period ended December 31, 2006, the fund provided an annualized yield of 1.67 percent. The yield reflects the current earnings of the fund more closely than does the total return calculation. Total return assumes reinvestment of all distributions. Past performance is no guarantee of future results.

Throughout the reporting period we continued our research-intensive approach, selectively investing only in those securities that we believed would add value while still meeting our conservative, risk-conscious criteria. Given our expectations that the target federal funds rate would remain stable through the end of the year, we adopted a laddered portfolio structure by investing in securities with a range of different maturities. We modestly reduced the portfolio's allocation to variable-rate securities early in the period, selectively investing the proceeds in short-term commercial paper and notes in order to lock in higher yields. We also continued to find reasonable value in securities with maturities of six months or less.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the fund in the future.

PORTFOLIO COMPOSITION AS OF 12/31/06
7 Day Floaters                                                   90.3%
Daily Variable Rate Securities                                    9.7

Subject to change daily. Provided for informational purposes only and should not be deemed as a recommendation to buy or sell the securities mentioned or securities in the sectors shown above. All percentages are as a percentage of total investments. Securities are classified by sectors that represent broad groupings of related industries. Van Kampen is a wholly owned subsidiary of a global securities firm which is engaged in a wide range of financial services including, for example, securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

FOR MORE INFORMATION ABOUT PORTFOLIO HOLDINGS

       Each Van Kampen fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters. The semiannual reports and the annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Van Kampen also delivers the semiannual and annual reports to fund shareholders, and makes these reports available on its public Web site, www.vankampen.com. In addition to the semiannual and annual reports that Van Kampen delivers to shareholders and makes available through the Van Kampen public Web site, each fund files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Van Kampen does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Van Kampen public Web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's Web site, http://www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's e-mail address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102.

       You may obtain copies of a fund's fiscal quarter filings by contacting Van Kampen Client Relations at (800) 847-2424.

HOUSEHOLDING NOTICE

       To reduce fund expenses, the fund attempts to eliminate duplicate mailings to the same address. The fund delivers a single copy of certain shareholder documents to investors who share an address, even if the accounts are registered under different names. The fund's prospectuses and shareholder reports (including annual privacy notices) will be delivered to you in this manner indefinitely unless you instruct us otherwise. You can request multiple copies of these documents by either calling (800) 341-2911 or writing to Van Kampen Investor Services at 1 Parkview Plaza, P.O. Box 5555, Oakbrook Terrace, IL 60181. Once Investor Services has received your instructions, we will begin sending individual copies for each account within 30 days.

PROXY VOTING POLICY AND PROCEDURES AND PROXY VOTING RECORD

       You may obtain a copy of the fund's Proxy Voting Policy and Procedures without charge, upon request, by calling toll free (800) 847-2424 or by visiting our Web site at www.vankampen.com. It is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

       You may obtain information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 without charge by visiting our Web site at www.vankampen.com. This information is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 7/1/06 - 12/31/06.

ACTUAL EXPENSE

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds that have transactional costs, such as sales charges (loads) or contingent deferred sales charges.

                                                 BEGINNING         ENDING         EXPENSES PAID
                                               ACCOUNT VALUE    ACCOUNT VALUE    DURING PERIOD*
                                               -------------------------------------------------
                                                  7/1/06          12/31/06       7/1/06-12/31/06
  Actual.....................................    $1,000.00        $1,010.27           $7.55
  Hypothetical...............................     1,000.00         1,017.71            7.58
  (5% annual return before expenses)

* Expenses are equal to the Fund's annualized expense ratio of 1.49%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). This expense ratio reflects an expense waiver.

Assumes all dividends and distributions were reinvested.

VAN KAMPEN TAX FREE MONEY FUND

PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2006 (UNAUDITED)

PAR                                                                  CURRENT
AMOUNT                                                    MATURITY   YIELD AT    AMORTIZED
(000)     DESCRIPTION                                       DATE     12-31-06      COST
-------------------------------------------------------------------------------------------
          MUNICIPAL BONDS  100.4%
          7 DAY FLOATERS  90.7%
$ 390     American Pub Energy Agy NE Gas Supply Rev Proj
          Ser A.........................................  01/05/07     3.960%   $   390,000
  700     Broward Cnty, FL Ed Fac Auth City Coll Proj
          (LOC: Citibank)...............................  01/05/07     3.910        700,000
  700     Charlotte, NC Ctf Partn Convention Fac Proj
          Rfdg Ser B....................................  01/05/07     3.900        700,000
  300     Colorado Springs, CO Util Rev Sub Lien Impt &
          Rfdg Ser A....................................  01/05/07     3.950        300,000
  660     Convention Ctr Auth RI Rev Rfdg Ser A (MBIA
          Insd).........................................  01/05/07     3.930        660,000
  695     Derry Twp, PA Indl & Coml Dev Auth Hotel Tax
          Rev Arena Proj (LOC: PNC Bank)................  01/05/07     3.950        695,000
  700     Franklin Cnty, TN Hlth & Ed Fac Univ of the
          South (LOC: SunTrust Bank)....................  01/05/07     3.920        700,000
  700     Fulton Cnty, GA Dev Auth Rev Pace Academy Inc
          Proj (LOC: Bank of America)...................  01/05/07     3.900        700,000
  700     Gibson Cnty, IN Pollutn Ctl Rev Toyota Mtr Mfg
          Proj Ser A....................................  01/05/07     3.970        700,000
  420     Illinois Hsg Dev Auth Multi-Family Rev Hsg Vlg
          Ctr Proj (LOC: Fifth Third Bank)..............  01/05/07     3.960        420,000
  700     Kent Hosp Fin Auth MI Rev Metro Hosp Proj Rfdg
          Ser B (LOC: Standard Federal Bank)............  01/05/07     3.960        700,000
  700     Maryland St Trans Auth Baltimore/Washington DC
          Arpt Ser A (LOC: State Street Bank & Trust)...  01/05/07     3.880        700,000
  460     Medical Ctr Hosp Auth GA Rev Adj Spring Harbor
          at Green Island (LOC: Bank of Scotland).......  01/05/07     3.910        460,000
  650     North Carolina Med Care Comm Hlth Sys Rev
          Mission Saint Josephs Rfdg....................  01/05/07     3.950        650,000
  700     North Miami, FL Ed Fac Rev Miami Ctry Day Sch
          Proj (LOC: Bank of America)...................  01/05/07     3.920        700,000
  675     Palm Beach Cnty, FL Rev Henry Morrison Flagler
          Proj (LOC: Northern Trust)....................  01/05/07     3.940        675,000
  700     Pennsylvania St Tpk Comm Rev Ser A-2..........  01/05/07     3.950        700,000
  675     Portland, OR Hsg Auth Rev New Mkt West Proj
          (LOC: Wells Fargo Bank).......................  01/05/07     3.910        675,000
  475     Texas St Mobility Fd Ser B....................  01/05/07     3.900        475,000
  700     Utah Cnty, UT Hosp Rev IHC Hlth Svc Inc Ser
          B.............................................  01/05/07     3.950        700,000
  700     Washington St Hsg Fin Comm Multi-Family Mtg
          Rev (LOC: Harris Trust & Savings Bank)........  01/05/07     3.950        700,000
                                                                                -----------
          TOTAL 7 DAY FLOATERS...............................................    13,100,000
                                                                                -----------

 6                                             See Notes to Financial Statements

VAN KAMPEN TAX FREE MONEY FUND

PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2006 (UNAUDITED) continued

PAR                                                                  CURRENT
AMOUNT                                                    MATURITY   YIELD AT    AMORTIZED
(000)     DESCRIPTION                                       DATE     12-31-06      COST
-------------------------------------------------------------------------------------------
          DAILY VARIABLE RATE SECURITIES  9.7%
$ 200     Bell Cnty, TX Hlth Fac Dev Corp Rev Scott &
          White Mem Hosp Ser B-2 (MBIA Insd)............  01/01/07     4.000%   $   200,000
  300     Detroit, MI Sew Disp Rev Lien Ser B (FSA
          Insd).........................................  01/01/07     4.000        300,000
  400     Loudoun Cnty, VA Indl Dev Auth Rev Howard
          Hughes Med Ser E..............................  01/01/07     3.880        400,000
  200     Pinellas Cnty, FL Hlth Fac Auth Rev Dates
          Pooled Hosp Ln Pgm Rfdg (AMBAC Insd)..........  01/01/07     4.000        200,000
  300     Uinta Cnty, WY Pollutn Ctl Rev Adj Chevron USA
          Inc Proj Rfdg.................................  01/01/07     4.000        300,000
                                                                                -----------
          TOTAL DAILY VARIABLE RATE SECURITIES  (a)..........................     1,400,000
                                                                                -----------
TOTAL INVESTMENTS  100.4% (b)................................................    14,500,000
LIABILITIES IN EXCESS OF OTHER ASSETS  (0.4%)................................       (59,907)
                                                                                -----------

NET ASSETS  100.0%...........................................................   $14,440,093
                                                                                ===========

Percentages are calculated as a percentage of net assets.

(a) Security includes a put feature allowing the Fund to periodically put the security back to the issuer at amortized cost on specified dates. The interest rate shown represents the current interest rate earned by the Fund based on the most recent reset date. The maturity date shown represents the next reset date.

(b) At December 31, 2006, cost is identical for both book and federal income tax purposes.

AMBAC--AMBAC Indemnity Corp.

FSA--Financial Security Assurance Inc.

LOC--Letter of Credit

MBIA--Municipal Bond Investors Assurance Corp.

See Notes to Financial Statements                                              7

VAN KAMPEN TAX FREE MONEY FUND

FINANCIAL STATEMENTS

Statement of Assets and Liabilities
December 31, 2006 (Unaudited)

ASSETS:
Total Investments, at amortized cost which approximates
  market value..............................................  $14,500,000
Cash........................................................       98,651
Receivables:
  Interest..................................................       51,927
  Expense Reimbursement from Adviser........................       20,840
  Fund Shares Sold..........................................        5,468
Other.......................................................      157,659
                                                              -----------
    Total Assets............................................   14,834,545
                                                              -----------
LIABILITIES:
Payables:
  Fund Shares Repurchased...................................      104,835
  Distributor and Affiliates................................       15,859
  Income Distributions......................................        5,321
Trustees' Deferred Compensation and Retirement Plans........      213,322
Accrued Expenses............................................       55,115
                                                              -----------
    Total Liabilities.......................................      394,452
                                                              -----------
NET ASSETS..................................................  $14,440,093
                                                              ===========
NET ASSETS CONSIST OF:
Capital (Par value of $.01 per share with an unlimited
  number of shares authorized)..............................  $14,454,661
Accumulated Net Realized Loss...............................      (14,568)
                                                              -----------
NET ASSETS (Equivalent to $1.00 per share for 14,472,913
  shares outstanding).......................................  $14,440,093
                                                              ===========

 8                                             See Notes to Financial Statements

VAN KAMPEN TAX FREE MONEY FUND

FINANCIAL STATEMENTS continued

Statement of Operations
For the Six Months Ended December 31, 2006 (Unaudited)

INVESTMENT INCOME:
Interest....................................................  $281,161
                                                              --------
EXPENSES:
Professional Fees...........................................    38,574
Investment Advisory Fee.....................................    35,372
Distribution (12b-1) and Service Fees.......................    19,651
Registration Fees...........................................    18,645
Transfer Agent Fees.........................................    18,173
Reports to Shareholders.....................................    17,247
Trustees' Fees and Related Expenses.........................    11,579
Accounting and Administrative Expenses......................     4,593
Custody.....................................................     2,370
Other.......................................................     6,597
                                                              --------
    Total Expenses..........................................   172,801
    Expense Reduction ($35,372 Investment Advisory Fee and
      $20,840 Other)........................................    56,212
    Less Credits Earned on Cash Balances....................       501
                                                              --------
    Net Expenses............................................   116,088
                                                              --------
NET INVESTMENT INCOME.......................................  $165,073
                                                              ========
NET INCREASE IN NET ASSETS FROM OPERATIONS..................  $165,073
                                                              ========

See Notes to Financial Statements                                              9

VAN KAMPEN TAX FREE MONEY FUND

FINANCIAL STATEMENTS continued

Statements of Changes in Net Assets (Unaudited)

                                                               FOR THE            FOR THE
                                                          SIX MONTHS ENDED      YEAR ENDED
                                                          DECEMBER 31, 2006    JUNE 30, 2006
                                                          ----------------------------------
FROM INVESTMENT ACTIVITIES:
Operations:
Net Investment Income...................................     $   165,073        $   258,188
Distributions from Net Investment Income................        (159,644)          (253,738)
                                                             -----------        -----------

NET CHANGE IN NET ASSETS FROM INVESTMENT ACTIVITIES.....           5,429              4,450
                                                             -----------        -----------

FROM CAPITAL TRANSACTIONS:
Proceeds from Shares Sold...............................       2,220,506          5,799,476
Net Asset Value of Shares Issued Through
  Dividend Reinvestment.................................         159,644            253,738
Cost of Shares Repurchased..............................      (4,048,107)        (7,449,424)
                                                             -----------        -----------
NET CHANGE IN NET ASSETS FROM CAPITAL TRANSACTIONS......      (1,667,957)        (1,396,210)
                                                             -----------        -----------
TOTAL DECREASE IN NET ASSETS............................      (1,662,528)        (1,391,760)
NET ASSETS:
Beginning of the Period.................................      16,102,621         17,494,381
                                                             -----------        -----------
End of the Period (Including accumulated undistributed
  net investment income of $0 and $(5,429),
  respectively).........................................     $14,440,093        $16,102,621
                                                             ===========        ===========

 10                                            See Notes to Financial Statements

VAN KAMPEN TAX FREE MONEY FUND

FINANCIAL HIGHLIGHTS (UNAUDITED)

THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                     SIX MONTHS
                                       ENDED                   YEAR ENDED JUNE 30,
                                    DECEMBER 31,    ------------------------------------------
                                        2006        2006     2005      2004     2003     2002
                                    ----------------------------------------------------------
NET ASSET VALUE, BEGINNING OF THE
  PERIOD...........................    $1.00        $1.00    $1.00    $ 1.00    $1.00    $1.00
                                       -----        -----    -----    ------    -----    -----
  Net Investment Income............     0.01(a)      0.02(a)  0.01       -0-(b)  0.01     0.01
  Net Realized and Unrealized
    Gain...........................      -0-          -0-      -0-       -0-(b)   -0-      -0-
                                       -----        -----    -----    ------    -----    -----
Total from Investment Operations...     0.01         0.02     0.01       -0-     0.01     0.01
                                       -----        -----    -----    ------    -----    -----
Less:
  Distributions from Net Investment
    Income.........................     0.01         0.02     0.01       -0-(b)  0.01     0.01
  Distributions from Net Realized
    Gain...........................      -0-          -0-      -0-       -0-(b)   -0-      -0-
                                       -----        -----    -----    ------    -----    -----
Total Distributions................     0.01         0.02     0.01       -0-     0.01     0.01
                                       -----        -----    -----    ------    -----    -----
NET ASSET VALUE, END OF THE
  PERIOD...........................    $1.00        $1.00    $1.00    $ 1.00    $1.00    $1.00
                                       =====        =====    =====    ======    =====    =====

Total Return * (c).................    1.03%**      1.53%    0.73%     0.14%    0.54%    0.94%
Net Assets at End of the Period (In
  millions)........................    $14.4        $16.1    $17.5    $ 24.6    $32.0    $39.2
Ratio of Expenses to Average Net
  Assets * (d).....................    1.49%        1.43%    1.18%     0.88%    0.78%    0.93%
Ratio of Net Investment Income to
  Average Net Assets *.............    2.10%        1.54%    0.58%     0.13%    0.54%    0.95%
*  If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
   Ratio of Expenses to Average Net
     Assets (d)....................    2.20%        1.92%    1.73%     1.39%    1.28%    1.43%
   Ratio of Net Investment
     Income/Loss to Average Net
     Assets........................    1.39%        1.05%    0.03%    (0.38%)   0.04%    0.45%
** Non-Annualized

(a) Based on average shares outstanding.

(b) Amount is less than $0.01 per share.

(c) Assumes reinvestment of all distributions for the period and includes combined Rule 12b-1 fees and service fees of up to .25%.

(d) The Ratio of Expenses to Average Net Assets does not reflect credits earned on cash balances. If these credits were reflected as a reduction of expenses, the ratio would decrease by .01% for the year ended June 30, 2002.

See Notes to Financial Statements                                             11

VAN KAMPEN TAX FREE MONEY FUND

NOTES TO FINANCIAL STATEMENTS -- DECEMBER 31, 2006 (UNAUDITED)

1. SIGNIFICANT ACCOUNTING POLICIES

Van Kampen Tax Free Money Fund (the "Fund") is organized as a Delaware statutory trust. The Fund is an open-end, diversified management investment company registered under the Investment Company Act of 1940 (the "1940 Act"), as amended. The Fund's investment objective is to seek to provide investors with a high level of current income exempt from federal income taxes consistent with the preservation of capital and liquidity through investments in a diversified portfolio of municipal securities that will mature within twelve months of the date of purchase. The Fund commenced investment operations on November 5, 1986.

    The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION Investments are valued at amortized cost, which approximates market value. Under this valuation method, a portfolio investment is valued at cost, any discount is accreted and any premium is amortized on a straight-line basis to the maturity of the instrument.

B. SECURITY TRANSACTIONS Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis. Interest income is recorded on an accrual basis.

C. FEDERAL INCOME TAXES It is the Fund's policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income, if any, to its shareholders. Therefore, no provision for federal income taxes is required.

    The Fund intends to utilize provisions of the federal income tax laws, which allow it to carry a realized capital loss forward for eight years following the year of the loss and offset such losses against any future realized capital gains. During the prior fiscal year, the Fund utilized capital losses carried forward of $3,263. At June 30, 2006, the Fund had an accumulated capital loss carryforward for tax purposes of $14,568, which will expire according to the following schedule:

AMOUNT                                                           EXPIRATION
$14,467.....................................................    June 30, 2012
    101.....................................................    June 30, 2013

D. DISTRIBUTION OF INCOME AND GAINS The Fund declares dividends from net investment income daily and automatically reinvests such dividends daily. Net realized gains, if any, are distributed annually. Shareholders can elect to receive the cash equivalent of their daily dividends at each month end.

VAN KAMPEN TAX FREE MONEY FUND

NOTES TO FINANCIAL STATEMENTS -- DECEMBER 31, 2006 (UNAUDITED) continued

    The tax character of distributions paid during the year ended June 30, 2006 was as follows:

                                                                  2006
Distributions paid from:
  Ordinary income...........................................    $  1,054
  Tax-exempt income.........................................     251,330
  Long-term capital gain....................................         -0-
                                                                --------
                                                                $252,384
                                                                ========

    As of June 30, 2006, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income...............................    $    603
Undistributed tax-exempt income.............................     185,904

E. EXPENSE REDUCTIONS During the six months ended December 31, 2006, the Fund's custody fee was reduced by $501 as a result of credits earned on cash balances.

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of the Fund's Investment Advisory Agreement, Van Kampen Asset Management (the "Adviser") will provide investment advice and facilities to the Fund for an annual fee payable monthly as follows:

AVERAGE DAILY NET ASSETS                                        % PER ANNUM
First $500 million..........................................        .450%
Next $250 million...........................................        .375%
Next $250 million...........................................        .325%
Next $500 million...........................................        .300%
Next $500 million...........................................        .275%
Next $500 million...........................................        .250%
Next $500 million...........................................        .225%
Next $12 billion............................................        .200%
Over $15 billion............................................        .199%

    For the six months ended December 31, 2006, the Adviser voluntarily waived $35,372 of its investment advisory fees. This represents .23% of its average net assets for the period. This waiver is voluntary and can be discontinued at any time.

    For the six months ended December 31, 2006, the Fund recognized expenses of approximately $15,100 representing legal services provided by Skadden, Arps, Slate, Meagher & Flom LLP, of which a trustee of the Fund is a partner of such firm and he and his law firm provide legal services as legal counsel to the Fund.

    Under separate Legal Services, Accounting Services and Chief Compliance Officer (CCO) Employment agreements, the Adviser provides accounting and legal services and the CCO provides compliance services to the Fund. The costs of these services are allocated to each fund. For the six months ended December 31, 2006, the Fund recognized expenses of approximately $18,000 representing Van Kampen Investments Inc.'s or its affiliates'

VAN KAMPEN TAX FREE MONEY FUND

NOTES TO FINANCIAL STATEMENTS -- DECEMBER 31, 2006 (UNAUDITED) continued

(collectively "Van Kampen") cost of providing accounting and legal services to the Fund, as well as the salary, benefits and related costs of the CCO and related support staff paid by Van Kampen. Services provided pursuant to the Legal Services agreement are reported as part of "Professional Fees" on the Statement of Operations. Services provided pursuant to the Accounting Services and CCO Employment agreement are reported as part of "Accounting and Administrative Expenses" on the Statement of Operations.

    Van Kampen Investor Services Inc. (VKIS), an affiliate of the Adviser, serves as the shareholder servicing agent for the Fund. For the six months ended December 31, 2006, the Fund recognized expenses of approximately $18,200 representing transfer agency fees paid to VKIS. Transfer agency fees are determined through negotiations with the Fund's Board of Trustees.

    Certain officers and trustees of the Fund are also officers and directors of Van Kampen. The Fund does not compensate its officers or trustees who are also officers of Van Kampen.

    The Fund provides deferred compensation and retirement plans for its trustees who are not officers of Van Kampen. Under the deferred compensation plan, trustees may elect to defer all or a portion of their compensation. Amounts deferred are retained by the Fund and, to the extent permitted by the 1940 Act, as amended, may be invested in the common shares of those funds selected by the trustees. Investments in such funds of $142,981 are included in "Other" assets on the Statement of Assets and Liabilities at December 31, 2006. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund. Benefits under the retirement plan are payable upon retirement for a ten-year period and are based upon each trustee's years of service to the Fund. The maximum annual benefit per trustee under the plan is $2,500.

3. CAPITAL TRANSACTIONS

For the six months ended December 31, 2006 and the year ended June 30, 2006, transactions were as follows:

                                                          SIX MONTHS ENDED      YEAR ENDED
                                                          DECEMBER 31, 2006    JUNE 30, 2006
                                                          -----------------    -------------
Beginning Shares......................................       16,140,870          17,537,080
                                                             ----------         -----------
Shares Sold...........................................        2,220,506           5,799,476
Shares Issued Through Dividend Reinvestment...........          159,644             253,738
Shares Repurchased....................................       (4,048,107)         (7,449,424)
                                                             ----------         -----------
Net Change in Shares Outstanding......................       (1,667,957)         (1,396,210)
                                                             ----------         -----------
Ending Shares.........................................       14,472,913          16,140,870
                                                             ==========         ===========

4. DISTRIBUTION AND SERVICE PLANS

Shares of the Fund are distributed by Van Kampen Funds Inc. (the "Distributor"), an affiliate of the Adviser. The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, as amended, and a service plan (collectively, the "Plans") to compensate the Distributor for the sale, distribution, shareholder servicing and maintenance of shareholder accounts. Under the Plans, the Fund will incur annual fees of up to .25% of average daily net assets. These fees are accrued daily and paid to the Distributor monthly.

VAN KAMPEN TAX FREE MONEY FUND

NOTES TO FINANCIAL STATEMENTS -- DECEMBER 31, 2006 (UNAUDITED) continued

5. LEGAL MATTERS

The Adviser and certain affiliates of the Adviser are named as defendants in a derivative action which additionally names as defendants certain individual trustees of certain Van Kampen funds. The named investment companies, including the Fund, are listed as nominal defendants. The complaint alleges that defendants caused the Van Kampen funds to pay economic incentives to a proprietary sales force to promote the sale of Van Kampen funds. The complaint also alleges that the Van Kampen funds paid excessive commissions to Morgan Stanley and its affiliates in connection with the sales of the funds. The complaint seeks, among other things, the removal of the current trustees of the funds, rescission of the management contracts for the funds, disgorgement of profits by Morgan Stanley and its affiliates and monetary damages. This derivative action was coordinated with a direct action alleging related violations of defendants' statutory disclosure obligations and fiduciary duties with respect to the payments described above. In addition, this derivative action was stayed by agreement of the parties pending rulings on the motion to dismiss the direct action and the motion to dismiss another derivative action brought by the same plaintiff that brought this derivative action, alleging market timing and late trading in the Van Kampen funds. In April 2006, the court granted defendants' motion to dismiss the direct action. In June 2006, the court granted defendants' motion to dismiss the market timing action. Accordingly, the stay on this action was lifted. Plaintiff and defendants have agreed that this action should be dismissed in light of the rulings dismissing the two cases discussed above. The Court has approved a notice to shareholders regarding the dismissal, which is located at the back of this Report.

6. INDEMNIFICATIONS

The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

7. ACCOUNTING PRONOUNCEMENTS

In July 2006, the Financial Accounting Standards Board (FASB) issued Interpretation 48, Accounting for Uncertainty in Income Taxes--an interpretation of FASB Statement 109 (FIN 48). FIN 48 clarifies the accounting for income taxes by prescribing the minimum recognition threshold a tax position must meet before being recognized in the financial statements. FIN 48 is effective for the fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Recent SEC guidance allows implementing FIN 48 in the fund NAV calculations as late as the fund's last NAV calculation in the first required financial statement period. As a result, the Fund will incorporate FIN 48 in its semi annual report on December 31, 2007. The impact to the Fund's financial statements, if any, is currently being assessed.

    In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

VAN KAMPEN TAX FREE MONEY FUND

BOARD OF TRUSTEES, OFFICERS AND IMPORTANT ADDRESSES

BOARD OF TRUSTEES

DAVID C. ARCH
JERRY D. CHOATE
ROD DAMMEYER
LINDA HUTTON HEAGY
R. CRAIG KENNEDY
HOWARD J KERR
JACK E. NELSON
HUGO F. SONNENSCHEIN
WAYNE W. WHALEN* - Chairman
SUZANNE H. WOOLSEY

OFFICERS

RONALD E. ROBISON
President and Principal Executive Officer

DENNIS SHEA
Vice President

J. DAVID GERMANY
Vice President

AMY R. DOBERMAN
Vice President

STEFANIE V. CHANG
Vice President and Secretary

JOHN L. SULLIVAN
Chief Compliance Officer

JAMES W. GARRETT
Chief Financial Officer and Treasurer

INVESTMENT ADVISER

VAN KAMPEN ASSET MANAGEMENT
1221 Avenue of the Americas
New York, New York 10020

DISTRIBUTOR

VAN KAMPEN FUNDS INC.
1221 Avenue of the Americas
New York, New York 10020

SHAREHOLDER SERVICING AGENT

VAN KAMPEN INVESTOR SERVICES INC.
P.O. Box 947
Jersey City, New Jersey 07303-0947

CUSTODIAN

STATE STREET BANK
AND TRUST COMPANY
One Lincoln Street
Boston, Massachusetts 02111

LEGAL COUNSEL

SKADDEN, ARPS, SLATE,
MEAGHER & FLOM LLP
333 West Wacker Drive
Chicago, Illinois 60606

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

ERNST & YOUNG LLP
233 South Wacker Drive
Chicago, Illinois 60606

* "Interested persons" of the Fund, as defined in the Investment Company Act of 1940, as amended.
 16

                          Notice to Fund Shareholders

    As previously disclosed, a derivative action was filed on behalf of the Fund against the Fund's investment adviser, broker-dealer, distributor, and Trustees. The complaint alleges that defendants violated federal securities laws and state laws in connection with certain economic incentive programs. The case is pending before the Honorable Richard Owen, United States District Judge in the Southern District of New York. Defendants have filed a motion to dismiss the complaint in its entirety on numerous grounds, and that motion is still pending.

    On April 18, 2006, Judge Owen dismissed a separate lawsuit against Morgan Stanley and all of the same corporate defendants that are named in the derivative action. The Morgan Stanley suit related to the same incentive programs that are at issue in the derivative action, and asserted many of the same legal claims. In his decision, Judge Owen found that the programs do not violate federal law, and that defendants had made the appropriate disclosures concerning the programs. The plaintiffs in the Morgan Stanley suit did not appeal from the decision, and that decision is now final.

    In light of this decision by Judge Owen--as well as several other decisions by other judges in the Southern District of New York and certain other courts that have dismissed similar complaints against other investment funds--plaintiff in the derivative action has determined that the suit would be unsuccessful, if pursued further. Accordingly, plaintiff has asked Judge Owen to dismiss the action. No attorneys' fees will be paid by defendants and no consideration will be paid to the named plaintiff.

    All investors in the Fund are hereby provided notice of this proposed dismissal. If you object to the proposed dismissal, your objection must be mailed no later than April 2, 2007, in writing, to the Honorable Richard Owen, United States District Judge, United States Courthouse, Room 640, 500 Pearl Street, New York, NY 10007-1312. Copies of the objection must also be mailed to Denise Davis Schwartzman, Esquire, Chimicles & Tikellis LLP, 361 West Lancaster Avenue, Haverford, PA 19041; and Richard A. Rosen, Esquire, Paul, Weiss, Rifkind, Wharton & Garrison LLP, 1285 Avenue of the Americas, New York, NY 10019-6064.

  Van Kampen Tax Free Money Fund

  An Important Notice Concerning Our U.S. Privacy Policy



  We are required by federal law to provide you with a copy of our Privacy Policy annually.

  The following Policy applies to current and former individual clients of Van Kampen Investments Inc., Van Kampen Asset Management, Van Kampen Advisors Inc., Van Kampen Funds Inc., Van Kampen Investor Services Inc. and Van Kampen Exchange Corp., as well as current and former individual investors in Van Kampen mutual funds, unit investment trusts, and related companies.

  This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, 529 Educational Savings Accounts, accounts subject to the Uniform Gifts to Minors Act, or similar accounts.

  Please note that we may amend this Policy at any time, and will inform you of any changes to this Policy as required by law.

  WE RESPECT YOUR PRIVACY

  We appreciate that you have provided us with your personal financial information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Policy describes what non-public personal information we collect about you, why we collect it, and when we may share it with others.

  We hope this Policy will help you understand how we collect and share non-public personal information that we gather about you. Throughout this Policy, we refer to the non-public information that personally identifies you or your accounts as "personal information."

  1. WHAT PERSONAL INFORMATION DO WE COLLECT ABOUT YOU?

  To serve you better and manage our business, it is important that we collect and maintain accurate information about you. We may obtain this information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies, from our Web sites and from third parties and other sources.

                                                      (continued on next page)

  Van Kampen Tax Free Money Fund

  An Important Notice Concerning Our U.S. Privacy Policy  continued

  For example:

   -- We may collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through applications and other forms you submit to us.

   -- We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

   -- We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

   -- We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

   -- If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer's operating system and Web browser, your use of our Web sites and your product and service preferences, through the use of "cookies." "Cookies" recognize your computer each time you return to one of our sites, and help to improve our sites' content and personalize your experience on our sites by, for example, suggesting offerings that may interest you. Please consult the Terms of Use of these sites for more details on our use of cookies.

  2. WHEN DO WE DISCLOSE PERSONAL INFORMATION WE COLLECT ABOUT YOU?

  To provide you with the products and services you request, to serve you better and to manage our business, we may disclose personal information we collect about you to our affiliated companies and to non-affiliated third parties as required or permitted by law.

  A. INFORMATION WE DISCLOSE TO OUR AFFILIATED COMPANIES. We do not disclose personal information that we collect about you to our affiliated companies except to enable them to provide services on our behalf or as otherwise required or permitted by law.

  B. INFORMATION WE DISCLOSE TO THIRD PARTIES. We do not disclose personal information that we collect about you to non-affiliated third parties except to enable them to provide services on our behalf, to perform joint marketing agreements with

                                                           (continued on back)

  Van Kampen Tax Free Money Fund

  An Important Notice Concerning Our U.S. Privacy Policy  continued

  other financial institutions, or as otherwise required or permitted by law. For example, some instances where we may disclose information about you to non-affiliated third parties include: for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with these companies, they are required to limit their use of personal information to the particular purpose for which it was shared and they are not allowed to share personal information with others except to fulfill that limited purpose.

  3. HOW DO WE PROTECT THE SECURITY AND CONFIDENTIALITY OF PERSONAL INFORMATION WE COLLECT ABOUT YOU?

  We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information, and we require them to adhere to confidentiality standards with respect to such information.

                                                         Van Kampen Funds Inc.
                                               1 Parkview Plaza, P.O. Box 5555
                                               Oakbrook Terrace, IL 60181-5555
                                                             www.vankampen.com

                                       Copyright (C)2007 Van Kampen Funds Inc.
                                        All rights reserved. Member NASD/SIPC.

                                                                           188
                                                                  TFMMSAR 2/07
    (VAN KAMPEN INVESTMENTS LOGO)                           RN07-00477P-Y12/06

Item 2.  Code of Ethics.

Not applicable for semi-annual reports.

Item 3.  Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4.  Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5.  Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6.  Schedule of Investments.

Please refer to Item #1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11.  Controls and Procedures

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSRS was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12.  Exhibits.

(1)  Code of Ethics -- Not applicable for semi-annual reports.

(2)(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.CERT.
(2)(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Van Kampen Tax Free Money Fund

By:   /s/ Ronald E. Robison
      ---------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: February 8, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:  /s/ Ronald E. Robison
     ---------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: February 8, 2007

By:  /s/ James W. Garrett
     --------------------
Name: James W. Garrett
Title: Principal Financial Officer
Date: February 8, 2007